SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2011 and 2012:

As of December 31, 2011	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities
—Fixed rate time deposits	894,540	—	894,540

As of December 31, 2012	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value	Estimated Fair Value
	RMB	RMB	RMB	US$
Held-to-maturity securities
—Fixed rate time deposits	222,701	—	222,701	35,746

The Company recorded interest income related to its short-term investments amounting to nil, RMB12,961 and RMB12,708 (US$2,040) for the years ended December 31, 2010, 2011 and 2012, respectively, in the consolidated statements of operations.